Property and equipment	12 Months Ended
Mar. 28, 2015
Property, Plant and Equipment [Abstract]
Property and equipment
5.	Property and equipment:

The components of property and equipment are as follows:

	As of
	March 28, 2015	March 29, 2014
	(In thousands)
Land	$5,178	$5,887
Buildings	7,664	8,690
Leasehold improvements	41,153	46,779
Equipment and vehicles	2,083	2,269
Molds	934	1,141
Furniture and fixtures	9,914	9,760
Software and electronic equipment	19,911	21,451

	86,837	95,977
Accumulated depreciation	(58,293)	(65,054)

	$28,544	$30,923

The Company wrote off $7.0 million of gross fixed assets that were fully amortized during the year ended March 28, 2015, mostly related to leasehold improvements. Property and equipment, having a cost of $18.8 million and a net book value of $10.6 million at March 28, 2015, and a cost of $19.3 million and a net book value of $11.7 million at March 29, 2014, are under capital leasing arrangements.